STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating costs and expenses:
Research and development	$ 92
General and administrative expenses	541	471	448
Consulting services (Note 9)	(76)	(82)	(61)
Operating loss	557	389	387
Financial income (expenses), net (Note 11b)	(2,303)	(389)	3,282
Income (loss) before taxes	(2,860)	(778)	2,895
Tax expenses	54
Net income (loss)	$ (2,914)	$ (778)	$ 2,895
Net earnings (loss) per share (Note 10):
Basic net earnings (loss) per share	$ (0.34)	$ (0.09)	$ 0.35
Weighted average number of shares used in computing basic earnings (loss) per share	8,562,402	8,475,833	8,347,179
Diluted net earnings (loss) per share	$ (0.34)	$ (0.09)	$ 0.34
Weighted average number of shares used in computing basic earnings (loss) per share	8,562,402	8,475,833	8,392,283